accounting policy developments - Impacts of application of IFRS 16, Capital management measures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of initial application of standards or interpretations
Net debt	$ 18,199	$ 13,770
EBITDA - excluding restructuring and other costs	5,688	5,421
Net interest cost	$ 755	$ 644
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs ratio	3.20	2.54
Coverage ratios
Earnings coverage ratio	4.0	4.4
EBITDA - excluding restructuring and other costs interest coverage ratio	7.5	8.4
Excluding effects of IFRS 16
Disclosure of initial application of standards or interpretations
Net debt	$ 16,600
EBITDA - excluding restructuring and other costs	5,400
Net interest cost	$ 700
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs ratio	3.06
Coverage ratios
Earnings coverage ratio	4.3
EBITDA - excluding restructuring and other costs interest coverage ratio	7.8
IFRS 16 effects
Disclosure of initial application of standards or interpretations
Net debt	$ 1,600
EBITDA - excluding restructuring and other costs	300
Net interest cost	$ 100
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs ratio	0.14
Coverage ratios
Earnings coverage ratio	(0.3)
EBITDA - excluding restructuring and other costs interest coverage ratio	(0.3)